Toreador International Fund
FUND SUMMARY Toreador International Fund

Effective February 1, 2018, Toreador Research & Trading, LLC (the “Adviser”), the investment adviser to the Toreador International Fund has agreed to amend its obligations under its expense limitation arrangemetns by further limiting the total expenses of the Toreador International Fund so that the new limit will be 0.84%. Prior to February 1, 2018 the limit was 1.75%.

The section entitled “Fees and Expenses of the International Fund” is hereby replacd in its entirety with the following:

Fees and Expenses of the International Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Toreador International Fund	Investor Class	Institutional Class
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	none	none
Redemption Fee as a % of amount redeemed, (if applicable, for shares redeemed within 60 days of purchase)	2.00%	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Toreador International Fund		Investor Class	Institutional Class
Management Fees		1.15%	1.15%
Distribution (12b-1) and Service Fees		0.25%	none
Shareholder Services Plan		0.04%	0.04%
Other Expenses		0.45%	0.45%
Total Other Expenses		0.50%	0.50%
Total Annual Fund Operating Expenses		1.89%	1.64%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.80%)	(0.80%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.09%	0.84%
[1]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the International Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.84% of the average daily net assets of the International Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the International Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the International Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2019 unless mutually agreed to in writing by the Adviser and the Trust. Prior to February 1, 2018, the Adviser had agreed to limit the total expenses of the International Fund (with the same exclusions noted above) to 1.75% through August 31, 2019.

Example:

The following example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the International Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive feees and/or reimburse expenses is only reflected in the first year of each example shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Toreador International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	111	516	947	2,146
Institutional Class	86	439	816	1,876

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